Equity - Summary Of Changes In The accumulated Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	₩ (416,553)	₩ (572,160)	₩ (500,655)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	(312,733)	164,833	(22,430)
Reclassification adjustments	21,278	(31,403)	(30,643)
Classified as held for sale			0
Income tax effect	68,802	22,177	(18,432)
Ending balance	(639,206)	(416,553)	(572,160)
Net gain (loss) on valuation of financial assets at FVTOCI
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(162,522)	(9,833)	(71,914)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	(659,906)	(174,113)	115,167
Reclassification adjustments	21,498	(32,624)	(30,643)
Classified as held for sale			0
Income tax effect	155,199	54,048	(22,443)
Ending balance	₩ (645,731)	₩ (162,522)	₩ (9,833)
Explanation of transfers of cumulative gain or loss within equity of investments in equity instruments designated at fair value through other comprehensive income	The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to (10,254) million Won and 279 million Won are due to disposal of equity securities and non-current assets held for sale, respectively during the period.	The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to (2,220) million Won, 946 million Won and (947) million Won are due to disposal of equity securities, equity method investments and non-current assets held for sale, respectively during the period.	The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and the reclassification adjustments amounting to 2,664 million Won are due to disposal of equity securities during the period.
Changes in capital due to equity method
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	₩ (138)	₩ (2,609)	₩ 915
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	6,563	3,885	(3,171)
Reclassification adjustments	0	0	0
Classified as held for sale			(1,691)
Income tax effect	(5,950)	(1,414)	1,338
Ending balance	475	(138)	(2,609)
Gain (loss) on foreign currency translation of foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(63,781)	(298,363)	(152,987)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	33,368	239,614	(152,486)
Reclassification adjustments	0	0	0
Classified as held for sale			0
Income tax effect	6,211	(5,032)	7,110
Ending balance	(24,202)	(63,781)	(298,363)
Remeasurement gain (loss) related to defined benefit plan
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(195,944)	(261,195)	(270,977)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	346,553	90,337	13,492
Reclassification adjustments	0	0	0
Classified as held for sale			0
Income tax effect	(95,374)	(25,086)	(3,710)
Ending balance	55,235	(195,944)	(261,195)
Gain (loss) on valuation of derivatives designated as cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	5,553	(1,386)	(5,692)
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	(10,373)	6,416	4,568
Reclassification adjustments	(220)	1,221	0
Classified as held for sale			0
Income tax effect	758	(698)	(262)
Ending balance	(4,282)	5,553	(1,386)
Capital related to noncurrent assets held for sale
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	279	1,226	0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	(385)	(1,306)	0
Reclassification adjustments	0	0	0
Classified as held for sale			1,691
Income tax effect	106	359	(465)
Ending balance	0	279	₩ 1,226
Gain (loss) on hedges of net investment in foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0
Changes in accumulated other comprehensive income [Abstract]
Increase (decrease)	(28,553)
Reclassification adjustments	0
Income tax effect	7,852
Ending balance	₩ (20,701)	₩ 0